CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011		Dec. 31, 2010
CURRENT ASSETS
Cash	$ 11,751		$ 10,856
Accounts receivable, net	25,661		16,119
Prepaid expenses and other current assets	19,811		6,092
Total current assets	57,223		33,067
PROPERTY AND EQUIPMENT, net	89,023		86,065
OTHER ASSETS	8,599		5,288
TOTAL ASSETS	154,845		124,420
CURRENT LIABILITIES
Accounts payable	368,753		399,882
Accrued and other liabilities, current portion	1,025,919		1,038,311
Notes payable, current portion	78,450		77,452
Deferred revenue	182,994		133,864
Total current liabilities	1,656,116		1,649,509
ACCRUED AND OTHER LIABILITIES, less current portion	22,178		18,265
NOTES PAYABLE, less current portion	256,473		274,848
Total liabilities	1,934,767		1,942,622
STOCKHOLDERS' DEFICIT
Common stock	86	[1]	79	[2]
Additional paid-in capital	8,406,919		8,397,829
Accumulated deficit	(10,186,927)		(10,216,110)
Total stockholders' deficit	(1,779,922)		(1,818,202)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT	$ 154,845		$ 124,420

[1]	$.00001 par value; authorized, 10,000,000 shares; issued and outstanding, 8,578,161 shares
[2]	$.00001 par value; authorized, 10,000,000 shares; issued and outstanding, 7,852,464 shares